Leases	12 Months Ended
Jun. 30, 2023
Leases
Leases

16.    Leases

Expenses on leases under the low value exemption amounted to €191 thousand in fiscal 2023 (2022: €185 thousand, 2021: €181 thousand). Expenses relating to variable lease payments not included in the measurement of lease liabilities amounted to €0 thousand in fiscal 2023 (2022: €292 thousand, 2021: €198 thousand). Mytheresa Group incurred depreciation and interest expenses in an amount of €10,909 thousand in fiscal 2023 (2022: €6,269 thousand, 2021: €5,835 thousand). Rent concessions in an amount of €0 thousand had an impact on the incurred expenses in fiscal 2023 (2022: €56 thousand, 2021: €56 thousand). The non-current lease liabilities in fiscal 2023 amounted to €49,518 thousand (2022: €16,817, thousand, 2021: €8,786 thousand) and the current lease liabilities amounted to €8,155 thousand (2022: €5,189 thousand, 2021: €5,361 thousand). See Note 28 for a maturity analysis of the Company’s future lease payments.

Some property leases contain extension options exercisable by Mytheresa Group up to one year before the end of the non-cancellable contract period. Where practicable, Mytheresa Group seeks to include extension options in new leases to provide operational flexibility. The extension options held are exercisable only by Mytheresa Group and not by the lessors. Mytheresa Group assesses at the lease commencement date whether it is reasonably certain to exercise the extension options. Mytheresa Group reassesses whether it is reasonably certain to exercise the options if there is a significant event or significant changes in circumstances within its control. Mytheresa Group estimated, if all extension options would be exercised for current leases, it would result in an increase in lease liability of €42.4 million.

Mytheresa Group classified rent cash deposits under other non-current asset of €552 thousand (2022: €294 thousand).

The total cash outflow for leases amounted €4,059 thousand in fiscal 2023 (2022: €5,425 thousand, 2021: €5,663 thousand). Interest expenses from lease liabilities amounted to €2,417 thousand in fiscal 2023 (2022: €612 thousand, 2021: €612 thousand).

Right-of-use asset activity during the reporting periods presented is comprised of the following:

		Company	Total
	Land and	Cars and	right-of-
(in € thousands)	buildings	Equipment	use assets
Cost
As of July 1, 2021	34,546	78	34,624
Additions	13,307	17	13,324
As of June 30, 2022	47,853	95	47,948

Accumulated Depreciation and Impairment
As of July 1, 2021	20,564	52	20,616
Depreciation Charge of the year	5,643	14	5,657
As of June 30, 2022	26,207	66	26,273

Carrying Amount
As of July 1, 2021	13,982	27	14,009
As of June 30, 2022	21,646	31	21,677

		Company	Total
	Land and	Cars and	right-of-
(in € thousands)	buildings	Equipment	use assets
Cost
As of July 1, 2022	47,853	95	47,948
Additions	41,516	97	41,613
As of June 30, 2023	89,369	193	89,561

Accumulated Depreciation and Impairment
As of July 1, 2022	26,207	66	26,273
Depreciation Charge of the year	8,466	26	8,492
As of June 30, 2023	34,673	92	34,764

Carrying Amount
As of July 1, 2022	21,646	31	21,677
As of June 30, 2023	54,696	101	54,797

During the fiscal year ending fiscal 2023, Mytheresa Group commenced a lease contract for a new warehouse in Leipzig, Germany, with a contractual term of 10 years. On lease commencement in July 2022, the Group recognized additional €25,661 thousand of right-of-use asset and €23,816 lease liability. The lease includes two extension options, each for an additional five years, which are currently not reflected in the measurement of the right of use asset and lease liability.

Mytheresa Group signed the 7th rental addendum in January 2023 for an existing office space in Aschheim/Munich, Germany with a new contractual term from January 1, 2023 until March 31, 2032. The Group recognized an additional €9,953 thousand of right-of-use asset and corresponding lease liability upon commencement in January 2023. The lease includes one extension option for an additional five years, which is currently not reflected in the measurement of the right of use asset and the lease liability.

Mytheresa Group signed a lease contract in December 2022 for a new office in London, United Kingdom as of January 1, 2023, with a term of three years. On lease commencement, the Group recognized an additional €2,197 thousand of right-of-use asset and lease liability. The lease does not include extension options.